Income tax credit - Reconciliation (Details) - GBP (£) £ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax credit
Loss before tax		£ (82,607)	£ (94,375)	£ (245,224)
Corporation tax benefit at standard rate		15,695	17,931	46,593
Decrease in tax credit from effect of expenses not deductible in determining taxable loss		(892)	(418)	(92)
Decrease in tax credit from tax losses for which no deferred tax asset was recognised		(14,804)	£ (17,513)	£ (46,501)
Research and development tax credit		22,661
Total income tax credit	£ 16,600	£ 22,661